Subsequent Events	9 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Between January 1, 2024 and February 8, 2024, the Company issued 201,319 shares of common stock in ATM offerings under the 2021 ATM Prospectus Supplement for net proceeds of approximately $0.2 million.